UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22218

T. Rowe Price Global Real Estate Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Item 1: Report to Shareholders

Global Real Estate Fund	June 30, 2009

The views and opinions in this report were current as of June 30, 2009. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

The virtues of diversification were highlighted again during the first six months of 2009 as select regions across the globe powered ahead with sufficient force to overcome weaker areas and culminate in a positive total return for global real estate investors. Strength in Asia was notable, particularly China-related investments. Our fund was invested in China, but the stunning strength of that market, combined with a modest underweight position there, resulted in the fund trailing the benchmarks. Overall, excellent performance in Asian markets, including China, Hong Kong, and Singapore, overcame weakness elsewhere, including the U.S. and the U.K., providing shareholders with a positive total return during the period.

During the six months ended June 30, 2009, the fund posted a gain of 4.01% compared with 5.88% for the FTSE EPRA/NAREIT Developed Real Estate Index and 5.92% for the Lipper Global Real Estate Funds Index. (The return for the Advisor Class was slightly lower, reflecting its different fee structure.) Please note that the name of the first index mentioned has changed since our last report. It was previously called the FTSE EPRA/NAREIT Global Real Estate Index.

DIVIDEND DISTRIBUTION

On June 25, 2009, your fund’s Board of Directors declared a second-quarter income dividend of $0.08 per share (the same for the Advisor Class), payable to shareholders of record on that day. The dividend was paid on June 29, 2009. You should have received a check or statement reflecting this dividend. The most recent dividend distribution brings total dividends paid in 2009 to $0.19 per share for both the fund and the Advisor Class shares.

MARKET ENVIRONMENT AND STRATEGY

Global economies remained weak during the first six months of 2009, but the term “green shoots” became increasingly popular during the period as pundits pointed to signs of a nascent economic recovery. As optimism began building for a potential global rebound, so too did momentum for stock prices, including real estate securities. However, some regions rebounded more strongly than others and some regions plummeted further, so total returns during the period were markedly varied and displayed some of the benefits of diversification. Specifically, strength in Asia was of particular note, with China-related names advancing in stellar fashion.

The Chinese economy is viewed by many as having the best chance to lead the way to a global recovery. China’s economy has been strong historically, and recent GDP readings indicate this to be the case. The Hong Kong Stock Exchange offers foreign investors one of the most accessible venues for investments in mainland China. Some Hong Kong listings are effective “pure plays” on mainland China, while others emphasize Hong Kong or both. We own some of each, but the preponderance of pure-play mainland real estate tends to deal with residential developments for sale, which is not our preferred business model. It was, however, the subsector with the strongest performance during the period.

We sought to focus our investments on the long-term ownership of commercial real estate properties with the potential for recurring leasing revenue streams. This focus has conversely limited our exposure to for-sale, residential developers (such as homebuilders), which seek to achieve a series of gains on sale year after year. We’d prefer to find quality assets with “location, location, location” characteristics and hold on to them for the long term, rather than sell them for short-term gains. Fortunately, we find that the greatest value in global listed real estate securities entails an emphasis on long-term ownership. That said, a slice of the market is focused on residential, for-sale properties, and several companies in that small slice advanced more than 100% during the period. While strong ongoing gains are possible, they are unlikely to maintain such a torrid pace, in our opinion. The Chinese government has moved in the past to dampen rapid price escalation in this area and may choose to do so again. While we had some representation here, even our small underweight position proved to be detrimental with returns of this magnitude.

Strength in Asia was not confined to mainland China; other regions, including Hong Kong and Singapore, advanced strongly. Japan also posted strong gains, although not as robust. Japan is suffering in the global recession with its net export economy. Uncertainty in government leadership is also weighing on the market. The yen was one of the few major currencies to weaken against the dollar during the period, dampening dollar-denominated returns—although continued yen weakness could actually aid the competitiveness of that export economy.

Despite the strong second-quarter rally, total returns in Australia were negative. U.S. dollar-denominated returns were actually aided during the period by the strengthening Australian dollar. Overall, we are optimistic about the prospects of a recovery in Australia, which should benefit not only from a potential rebound in China but also from the Australian government’s stimulative domestic policies. Australia had been running a large surplus prior to the global recession and was therefore in a good position to lower interest rates and enact stimulus measures. Unlike in the U.S., most home mortgages in Australia are floating rate. Therefore, a decline in interest rates could more rapidly ripple through with a beneficial impact on consumer budgets. A resurgence in China’s economy may also spur a recovery in Australia via greater demand for Australian natural resources.

Real estate securities in the U.S. rallied strongly in the second quarter, surpassing broader market indexes such as the S&P 500 Index. However, unlike the S&P 500, which posted a positive total return during the first six months, U.S. real estate investment trusts (REITs) did not fully overcome first-quarter deficits and were in negative territory for the half year. That said, the rally in REITs was a welcome change from the recent series of losses. Not only were investors encouraged by the prospects of an improving economy, but they also reacted positively to capital-raising activities conducted by many REITs during the quarter. Specifically, billions of dollars in equity were raised in a series of follow-on offerings during the period. While the additional shares proved dilutive to earnings, investors were nonetheless enthusiastic about the further deleveraging of REIT balance sheets. Indeed, prior to these offerings, REITs seemed to be in something of a confidence death spiral as investors fretted that looming near-term debt maturities could not be satisfied, leading to default. This deleveraging is probably not yet over, nor is the danger posed by other debt maturities, but near-term financing risks were reduced, some breathing room was achieved, and REITs offered proof that access to capital was feasible, albeit at a price.

While the REITs engaged in deleveraging activities, the credit markets improved as borrowing costs—although still high—fell from seemingly absurd levels. Still, interest rates remained relatively high despite their decline, and a general liquidity crunch persisted, resulting in a paralyzed property transaction market, with few properties trading hands in historical terms.

Property stocks in the U.K. were also weaker, with negative returns in the first half despite significant strength in the British pound. Economic metrics remained soft, similar to those in the U.S. Like their U.S. counterparts, U.K. property companies engaged in deleveraging activities, but the mechanism of choice there was through rights offerings, a practice not uncommon in Great Britain. The rights offerings tended to be dilutive, but they were targeted at existing shareholders to allow them to maintain their percentage ownership stakes if they desired. Participation in these rights offerings caused us to tactically manage our own positions, which we will describe in more detail next.

PORTFOLIO REVIEW

Great Portland Estates and Hammerson are two U.K. firms that executed rights offerings during the first half of 2009. Great Portland Estates, you may recall, focuses largely on opportunities in London’s West End, and the company performed well during these challenging times. We fully subscribed to the rights offerings of both firms, which contributed to our largest purchases during the period. The success of those offerings, and the resulting position sizes created from the additional investments, factored in our decision to trim some shares during the period. British Land also engaged in a rights offering, but we chose to eliminate our shares as we took a more cautious view of the company. While the résumé of the new chief executive officer is impressive, he does not come to the company with a traditional real estate background, and we prefer to wait while we observe the company’s evolving direction. (Please refer to our portfolio of investments for a complete listing of holdings and the amount each represents in the portfolio.)

Capitamall Trust, of Singapore, also conducted a rights offering during the period. We subscribed to our rights there as well, but we also tactically trimmed our shares to manage our overall position size. Simon Property Group, the largest owner of regional malls in the U.S., raised equity in an overnight transaction in late March. Less than one month later, those shares had appreciated more than 40%, and we took the opportunity to harvest some profits. We eliminated shares of First Capital Realty during the first quarter of the year. We are extremely interested in the company’s Canadian grocery-anchored shopping centers, but we were disappointed when management made an unsolicited offer for an unrelated office company, Allied Properties Real Estate. While there may be merit in First Capital Realty’s desire to redevelop some of the prime office space into retail space, we remain unconvinced that attempting to merge the entire Allied Properties portfolio is the best approach to achieving that goal.

Among our largest purchases were shares of NTT Urban Development of Japan. Prior to its public listing, NTT Urban Development was formed as a subsidiary of NTT Group (affiliated with Nippon Telegraph & Telephone). Over time, NTT Urban Development has evolved as a company capable of achieving significant development and redevelopment projects across Japan.

OUTLOOK

We believe the major factors weighing on the commercial real estate sector are largely intertwined: the health of global economies, the job markets, and the credit markets. Foremost, commercial real estate is generally suffering from a lack of user demand related to global economic weakness and lack of job creation. Absorption of property space has long been tied to employment levels, which currently remain anemic. Major governments have enacted stimulus packages in an attempt to jump-start recoveries with varying degrees of success.

Recent strength in Asian markets, propelled by forward-looking investors, gives us reason for optimism. Perhaps we are already past the worst of the global recession, but we will only know in hindsight if this is so. While property markets are local, it seems as though key economies are very much global. With so many countries working in so many ways toward global economic recovery, we are optimistic that multiple avenues for success will eventually emerge. We see this as another benefit of a worldwide marketplace, and we will continue in our efforts to find compelling risk-adjusted opportunities in real estate across the globe.

Respectfully submitted,

David M. Lee
President of the fund and chairman of its Investment Advisory Committee

July 24, 2009

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INVESTING

The fund’s share price can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Funds that invest only in specific industries will experience greater volatility than funds investing in a broad range of industries. Due to its concentration in the real estate industry, the fund’s share price could be more volatile than that of a fund with a broader investment mandate. Trends perceived to be unfavorable to real estate, such as changes in the tax laws or rising interest rates, could cause a decline in share prices.

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or in a limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

GLOSSARY

Beta: A measure of the market risk of a portfolio, showing how responsive the fund is to a given market index. By definition, the beta of the benchmark index is 1.00. A fund with a 1.10 beta is expected to perform 10% better than the index in up markets and 10% worse in down markets. Usually, higher betas represent riskier investments.

Capitalization rate: A ratio, shown as a percentage rate, that estimates the present value of an income-producing asset. Riskier investments have higher capitalization rates and lower present values.

FTSE EPRA/NAREIT Developed Real Estate Index: A total-return index composed of the most actively traded real estate investment trusts and REIT-type structures, designed to be a measure of global real estate equity performance.

Libor: The London Interbank Offered Rate, which is a benchmark for short-term taxable rates.

Lipper indexes: Fund benchmarks that consist of a small number of the largest mutual funds in a particular category as tracked by Lipper Inc.

Price/earnings (P/E) ratio (or multiple): A valuation measure calculated by dividing the price of a stock by its current or projected earnings per share. This ratio gives investors an idea of how much they are paying for current or future earnings power.

Real estate investment trusts (REITs): Publicly traded companies that own, develop, and operate apartment complexes, hotels, office buildings, and other commercial properties.

Performance and Expenses

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has two share classes: The original share class (“investor class”) charges no distribution and service (12b-1) fee, and the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

FINANCIAL HIGHLIGHTS | For a share outstanding throughout each period

Investor Class

	6 Months Ended 6/30/09‡	10/27/08 Through 12/31/08‡
NET ASSET VALUE		
Beginning of period	$ 10.54	$ 10.00
Investment activities		
Net investment income	0.19(1)	0.07(1)
Net realized and unrealized gain	0.20	0.73
Total from investment activities	0.39	0.80
Distributions		
Net investment income	(0.19)	(0.05)
Net realized gain	–	(0.19)
Tax return of capital	–	(0.02)
Total distributions	(0.19)	(0.26)
NET ASSET VALUE		
End of period	$ 10.74	$ 10.54

Ratios/Supplemental Data		
Total return(2)	**4.01%(1)**	**7.99%(1)**
Ratio of total expenses to average net assets	1.05%(1)(3)	1.05%(1)(3)
Ratio of net investment income to average net assets	3.97%(1)(3)	3.70%(1)(3)
Portfolio turnover rate	10.5%	0.3%
Net assets, end of period (in thousands)	$ 10,128	$ 8,311

‡ Per share amounts calculated using average shares outstanding method.

(1) Excludes expenses in excess of a 1.05% contractual expense limitation in effect through 4/30/11.

(2) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

(3) Annualized

The accompanying notes are an integral part of these financial statements.

Unaudited

FINANCIAL HIGHLIGHTS | For a share outstanding throughout each period

Advisor Class

	6 Months Ended 6/30/09‡	10/27/08 Through 12/31/08‡
NET ASSET VALUE		
Beginning of period	$ 10.53	$ 10.00
Investment activities		
Net investment income	0.18[1]	0.06[1]
Net realized and unrealized gain	0.20	0.73
Total from investment activities	0.38	0.79
Distributions		
Net investment income	(0.19)	(0.05)
Net realized gain	–	(0.19)
Tax return of capital	–	(0.02)
Total distributions	(0.19)	(0.26)
NET ASSET VALUE		
End of period	**$ 10.72**	**$ 10.53**

Ratios/Supplemental Data		
Total return[2]	**3.92%[1]**	**7.89%[1]**
Ratio of total expenses to average net assets	1.15%[1][3]	1.15%[1][3]
Ratio of net investment income to average net assets	3.84%[1][3]	3.51%[1][3]
Portfolio turnover rate	10.5%	0.3%
Net assets, end of period (in thousands)	$ 268	$ 263

‡ Per share amounts calculated using average shares outstanding method.

(1) Excludes expenses in excess of a 1.15% contractual expense limitation in effect through 4/30/11.

(2) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

(3) Annualized

The accompanying notes are an integral part of these financial statements.

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
AUSTRALIA 10.0%		
Common Stocks 10.0%		
CFS Retail Property, Equity Units	143,390	189
Commonwealth Property Office, Equity Units	192,000	128
Stockland	87,663	225
Westfield Group	54,415	496
Total Australia (Cost $964)		1,038
CANADA 1.6%		
Common Stocks 1.6%		
Allied Properties, REIT (1)	1,900	24
Brookfield Properties (USD)	8,700	69
RioCan Real Estate Investment Trust, REIT	5,600	74
Total Canada (Cost $159)		167
CHINA 2.7%		
Common Stocks 2.7%		
China Overseas Land & Investment (HKD)	87,440	201
Soho China (HKD)	136,000	83
Total China (Cost $171)		284
FINLAND 1.8%		
Common Stocks 1.8%		
Citycon	72,016	188
Total Finland (Cost $144)		188
FRANCE 4.4%		
Common Stocks 4.4%		
Unibail-Rodamco	3,071	459
Total France (Cost $409)		459

SWEDEN 1.9%

Common Stocks 1.9%

Hufvudstaden, A Shares	31,064	193
Total Sweden (Cost $179)		193

SWITZERLAND 1.7%

Common Stocks 1.7%

PSP Swiss Property	3,722	178
Total Switzerland (Cost $168)		178

UNITED KINGDOM 8.7%

Common Stocks 8.7%

Brixton	62,516	42
Derwent London	6,205	96
Great Portland Estates	75,136	273
Hammerson	30,885	156
Liberty International	19,959	131
Shaftesbury	41,920	208
Total United Kingdom (Cost $827)		906

UNITED STATES 31.6%

Common Stocks 31.6%

Alexandria Real Estate, REIT	1,650	59
AMB Property, REIT	9,000	169
AvalonBay Communities, REIT	4,666	261
Boston Properties, REIT	4,500	215
Douglas Emmett, REIT	18,900	170
Equity Residential, REIT	9,000	200
Federal Realty Investment Trust, REIT	3,600	185
Healthcare Realty Trust, REIT	3,900	66
Host Hotels & Resorts, REIT	7,500	63

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Assets and Liabilities

($000s, except shares and per share amounts)

Assets		
Investments in securities, at value (cost $9,293)	$	10,286
Dividends and interest receivable		42
Due from affiliates		24
Cash		24
Receivable for shares sold		1
Other assets		59
Total assets		10,436
Liabilities		
Due to affiliates		18
Payable for shares redeemed		3
Other liabilities		19
Total liabilities		40
NET ASSETS	$	10,396
Net Assets Consist of:		
Undistributed net investment income	$	2
Accumulated undistributed net realized loss		(223)
Net unrealized gain		993
Paid-in capital applicable to 968,227 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares authorized		9,624
NET ASSETS	$	10,396
NET ASSET VALUE PER SHARE		
Investor Class		
($10,127,665 / 943,227 shares outstanding)	$	10.74
Advisor Class		
($267,981 / 25,000 shares outstanding)	$	10.72

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Changes in Net Assets

($000s)

	6 Months Ended 6/30/09	10/27/08 Through 12/31/08
Increase (Decrease) in Net Assets		
Operations		
Net investment income	$ 164	$ 48
Net realized gain (loss)	(85)	10
Change in net unrealized gain	425	568
Increase in net assets from operations	504	626
Distributions to shareholders		
Net investment income		
Investor Class	(169)	(38)
Advisor Class	(5)	(1)
Net realized gain		
Investor Class	–	(141)
Advisor Class	–	(5)
Tax return of capital	–	(17)
Decrease in net assets from distributions	(174)	(202)
Capital share transactions*		
Shares sold		
Investor Class	1,990	7,940
Advisor Class	–	250
Distributions reinvested		
Investor Class	51	45
Shares redeemed		
Investor Class	(554)	(86)
Redemption fees received	5	1
Increase in net assets from capital share transactions	1,492	8,150
Net Assets		
Increase during period	1,822	8,574
Beginning of period	8,574	–
End of period	**$ 10,396**	**$ 8,574**
Undistributed net investment income	2	12

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Global Real Estate Fund, Inc (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a nondiversified, open-end management investment company. The fund seeks to provide long-term growth through a combination of capital appreciation and current income. The fund has two classes of shares: the Global Real Estate Fund original share class, referred to in this report as the Investor Class, offered since October 27, 2008, and Global Real Estate Fund – Advisor Class (Advisor Class), offered since October 27, 2008. Advisor Class shares are sold only through unaffiliated brokers and other unaffiliated financial intermediaries that are compensated by the class for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund ultimately realizes upon sale of the securities. Further, fund management believes no events have occurred between June 30, 2009 and August 20, 2009, the date of issuance of the financial statements, that require adjustment of, or disclosure in, the accompanying financial statements.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid by each class on a quarterly basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting The Advisor Class pays distribution, shareholder servicing, and/or certain administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

Redemption Fees A 2% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

New Accounting Pronouncement On January 1, 2009, the fund adopted Statement of Financial Accounting Standards No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Adoption of FAS 161 had no impact on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined under Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on June 30, 2009:

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities other than short-term securities aggregated $2,357,000 and $849,000, respectively, for the six months ended June 30, 2009.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2009.

In accordance with federal tax regulations, the fund deferred recognition of certain ordinary income and capital loss amounts previously recognized in the prior fiscal year for financial reporting purposes until the current fiscal period for tax purposes. Such deferrals amounted to $59,000 and related to REIT dividends and net capital losses realized between November 1 and the fund’s fiscal year-end date.

At June 30, 2009, the cost of investments for federal income tax purposes was $9,293,000. Net unrealized gain aggregated $993,000 at period-end, of which $1,346,000 related to appreciated investments and $353,000 related to depreciated investments.

NOTE 5 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized by the fund upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Tax expense attributable to income is accrued by the fund as a reduction of income. Current and deferred tax expense attributable to net capital gains is reflected as a component of realized and/or change in unrealized gain/loss on securities in the accompanying financial statements. At June 30, 2009, the fund had no deferred tax liability attributable to foreign securities and no foreign capital loss carryforwards.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.40% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.285% for assets in excess of $220 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2009, the effective annual group fee rate was 0.31%.

The Investor Class and Advisor Class are also subject to a contractual expense limitation through the limitation dates indicated in the table below. During the limitation period, the manager is required to waive its management fee and/or reimburse expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class’s ratio of annualized total expenses to average net assets (expense ratio) to exceed its expense limitation. For a period of three years after the date of any reimbursement or waiver, each class is required to repay the manager for expenses previously reimbursed and management fees waived to the extent the class’s net assets have grown or expenses have declined sufficiently to allow repayment without causing the class’s expense ratio to exceed its expense limitation.

Pursuant to this agreement, management fees in the amount of $29,000 were waived and expenses in the amount of $178,000 were reimbursed by the manager during the six months ended June 30, 2009. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $255,000 remain subject to repayment at June 30, 2009.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and provides certain other administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended June 30, 2009, expenses incurred pursuant to these service agreements were $105,000 for Price Associates, $6,000 for T. Rowe Price Services, Inc., and less than $1,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

As of June 30, 2009, T. Rowe Price Group, Inc., and/or its wholly owned subsidiaries owned 575,000 shares of the Investor Class, and 25,000 shares of the Advisor Class, aggregating 62% of the fund’s net assets.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Our Company” at the top of our corporate homepage. Then, when the next page appears, click on the words “Proxy Voting Policies” on the left side of the page.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Records” on the right side of the Proxy Voting Policies page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Real Estate Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	August 20, 2009

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	August 20, 2009